Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41731
Entity Registrant Name	FIDELIS INSURANCE HOLDINGS LIMITED
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	90 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Address Line Two	Wellesley House South
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM08
Title of 12(b) Security	Common shares, par value $0.01 per share
Trading Symbol	FIHL
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	111,730,209
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001636639
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	90 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Address Line Two	Wellesley House South
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM08
Contact Personnel Name	Allan Decleir
City Area Code	441
Local Phone Number	279 2506
Contact Personnel Email Address	allan.decleir@fidelisinsurance.com